Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of reserve for authorized but unissued shares of common stock
As of December 31, 2016, the Company had reserved the following shares of authorized but unissued shares of common stock for future issuances:

Common stock options and restricted stock units	5,134,885
Common stock employee purchase plans	3,427,867
Total	8,562,752

Components of Accumulated Other Comprehensive Loss
The components of the Company’s accumulated other comprehensive loss (OCI) consisted of the following as of December 31, 2014, 2015 and 2016 (in thousands):

	December 31, 2013	Net Change	December 31, 2014	Net Change	December 31, 2015	Net Change	December 31, 2016
Foreign currency translation adjustment ("CTA") loss	$(132,881)	$(204,065)	$(336,946)	$(186,763)	$(523,709)	$(507,420)	$(1,031,129)
Unrealized gain (loss) on cash flow hedges(1)	(2,187)	8,790	6,603	4,550	11,153	19,551	30,704
Net investment hedge CTA gain(1)	—	—	—	4,484	4,484	45,505	49,989
Unrealized gain (loss) on available for sale securities(2)	180	(279)	(99)	(40)	(139)	2,249	2,110
Net actuarial gain (loss) on defined benefit plans(3)	—	(2,001)	(2,001)	1,153	(848)	32	(816)
OCI attributable to redeemable non-controlling interests (4)	21,121	(21,121)	—	—	—	—	—
	$(113,767)	$(218,676)	$(332,443)	$(176,616)	$(509,059)	$(440,083)	$(949,142)
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(1)	Refer to Note 7 for a discussion of the amounts reclassified from accumulated other comprehensive loss to net income (loss).

(2)	The realized gains and losses reclassified from accumulated other comprehensive loss to net income (loss) were insignificant for the year ended December 31, 2016.

(3)
The Company has a defined benefit pension plan covering all employees in one country where such plans are mandated by law. The Company does not have any defined benefit plans in any other countries. The unamortized gain (loss) on defined benefit plans includes gains or losses resulting from a change in the value of either the projected benefit obligation or the plan assets resulting from a change in an actuarial assumption, net of amortization.

(4)
The Company purchased the redeemable non-controlling interests in ALOG in July 2014. Changes include $1,810 of other comprehensive income attributable to redeemable non-controlling interests for the seven months and $19,311 of accumulated other comprehensive income reclassified to additional paid-in capital upon the Company’s purchase of the redeemable non-controlling interests in ALOG in July 2014.

Quarterly dividend and special distributions
For the years ended December 31, 2016 and 2015, the quarterly dividend and special distributions were classified as follows:

Record Date	Payment Date	Total Distribution	Nonqualified Ordinary Dividend	Qualified Ordinary Dividend	Return of Capital
		(per share)
Fiscal 2016
3/9/2016	3/23/2016	$1.750000	$1.231334	$0.518666	$—
5/25/2016	6/15/2016	1.750000	1.231334	0.518666	—
8/24/2016	9/14/2016	1.750000	1.231334	0.518666	—
11/16/2016	12/14/2016	1.750000	1.231334	0.518666	—
Total		$7.000000	$4.925336	$2.074664	$—

Fiscal 2015
3/11/2015	3/25/2015	$1.690000	$0.978733	$0.711267	$—
5/27/2015	6/17/2015	1.690000	0.978733	0.711267	—
8/26/2015	9/16/2015	1.690000	0.978733	0.711267	—
10/8/2015	11/10/2015	10.945146	6.338687	4.606459	—
12/9/2015	12/16/2015	1.690000	0.978733	0.711267	—
Total		$17.705146	$10.253619	$7.451527	$—